Share-based Compensation - Summary of the Share Options Activities (Details) - Options - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at the beginning of the period (in shares)		402,500	1,142,212	2,377,067
Granted (in shares)		424,698	70,000	1,053,150
Exercised (in shares)				(119,792)
Forfeited (in shares)			(809,712)	(123,438)
Cancelled (in shares)	(1,772,584)			(1,901,752)
Expired (in shares)				(143,023)
Outstanding at the end of the period (in shares)		827,198	402,500	1,142,212
Vested and expected to vest at the end of the period (in shares)		827,198
Exercisable at the end of the period (in shares)		235,832
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share)		$ 0.75	$ 0.67	$ 2.18
Granted (in dollars per share)		1.26	0.50	0.58
Exercised (in dollars per share)				1.77
Forfeited (in dollars per share)			0.61	1.71
Cancelled (in dollars per share)				2.13
Expired (in dollars per share)				3.89
Outstanding at the end of the period (in dollars per share)		1.01	$ 0.75	$ 0.67
Vested and expected to vest at the end of the period (in dollars per share)		1.01
Exercisable at the end of the period (in dollars per share)		$ 0.87
Weighted remaining contractual Years
Vested and expected to vest at the end of the period		8 years 1 month 9 days
Exercisable at the end of the period		7 years 4 months 20 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)		$ 6,700
Exercisable at the end of the period (in dollars)		$ 3,385